Equity - Summary of Prefered Share Rights and Privileges (Detail) - $ / shares		12 Months Ended
	Apr. 17, 2019	Oct. 31, 2019	Oct. 31, 2018
Class B Series 25 [member]
Disclosure of classes of share capital [line items]
Redemption amount		$ 25.00
Quarterly non-cumulative dividend		$ 0.45	$ 0.45
Reset premium		1.15%
Date redeemable / convertible		August 25, 2021
Convertible to		Class B – Series 26
Class B Series 25 [member] | Quarterly dividend [Member]
Disclosure of classes of share capital [line items]
Quarterly non-cumulative dividend		$ 0.112813
Class B Series 26 [member]
Disclosure of classes of share capital [line items]
Redemption amount		25.00
Quarterly non-cumulative dividend		$ 0.70	0.59
Reset premium		1.15%
Date redeemable / convertible		August 25, 2021
Convertible to		Class B – Series 25
Class B Series 26 [member] | Quarterly dividend [Member]
Disclosure of classes of share capital [line items]
Quarterly non-cumulative dividend		Floating
Class B Series 27 [member]
Disclosure of classes of share capital [line items]
Redemption amount		$ 25.00
Quarterly non-cumulative dividend		$ 0.98	1.00
Reset premium		2.33%
Date redeemable / convertible		May 25, 2024
Convertible to		Class B – Series 28
Class B Series 27 [member] | Quarterly dividend [Member]
Disclosure of classes of share capital [line items]
Quarterly non-cumulative dividend		$ 0.24075
Class B Series 29 [member]
Disclosure of classes of share capital [line items]
Redemption amount		25.00
Quarterly non-cumulative dividend		$ 0.96	0.98
Reset premium		2.24%
Date redeemable / convertible		August 25, 2024
Convertible to		Class B – Series 30
Class B Series 29 [member] | Quarterly dividend [Member]
Disclosure of classes of share capital [line items]
Quarterly non-cumulative dividend		$ 0.2265
Class B Series 31 [member]
Disclosure of classes of share capital [line items]
Redemption amount		25.00
Quarterly non-cumulative dividend		$ 0.95	0.95
Reset premium		2.22%
Date redeemable / convertible		November 25, 2019
Convertible to		Class B – Series 32
Class B Series 31 [member] | Quarterly dividend [Member]
Disclosure of classes of share capital [line items]
Quarterly non-cumulative dividend		$ 0.2375
Class B Series 33 [member]
Disclosure of classes of share capital [line items]
Redemption amount		25.00
Quarterly non-cumulative dividend		$ 0.95	0.95
Reset premium		2.71%
Date redeemable / convertible		August 25, 2020
Convertible to		Class B – Series 34
Class B Series 33 [member] | Quarterly dividend [Member]
Disclosure of classes of share capital [line items]
Quarterly non-cumulative dividend		$ 0.2375
Class B Series 35 [member]
Disclosure of classes of share capital [line items]
Redemption amount		25.00
Quarterly non-cumulative dividend		$ 1.25	1.25
Date redeemable / convertible		August 25, 2020
Convertible to		Not convertible
Reset premium		Does not reset
Class B Series 35 [member] | Quarterly dividend [Member]
Disclosure of classes of share capital [line items]
Quarterly non-cumulative dividend		$ 0.3125
Class B Series 36 [member]
Disclosure of classes of share capital [line items]
Redemption amount		1,000.00
Quarterly non-cumulative dividend		$ 58.50	58.50
Reset premium		4.97%
Date redeemable / convertible		November 25, 2020
Convertible to		Class B – Series 37
Class B Series 36 [member] | Quarterly dividend [Member]
Disclosure of classes of share capital [line items]
Quarterly non-cumulative dividend		$ 14.6250
Class B Series 38 [member]
Disclosure of classes of share capital [line items]
Redemption amount		25.00
Quarterly non-cumulative dividend		$ 1.21	1.21
Reset premium		4.06%
Date redeemable / convertible		February 25, 2022
Convertible to		Class B – Series 39
Class B Series 38 [member] | Quarterly dividend [Member]
Disclosure of classes of share capital [line items]
Quarterly non-cumulative dividend		$ 0.303125
Class B Series 40 [member]
Disclosure of classes of share capital [line items]
Redemption amount		$ 25.00
Reset premium		3.33%
Date redeemable / convertible		May 25, 2022
Convertible to		Class B – Series 41
Class B Series 40 [member] | Quarterly dividend [Member]
Disclosure of classes of share capital [line items]
Quarterly non-cumulative dividend		$ 0.28125
Class B Series 42 [member]
Disclosure of classes of share capital [line items]
Redemption amount		25.00
Quarterly non-cumulative dividend		$ 1.10	$ 1.10
Reset premium		3.17%
Date redeemable / convertible		August 25, 2022
Convertible to		Class B – Series 43
Class B Series 42 [member] | Quarterly dividend [Member]
Disclosure of classes of share capital [line items]
Quarterly non-cumulative dividend		$ 0.2750
Class B Series 44 [member]
Disclosure of classes of share capital [line items]
Redemption amount		25.00
Quarterly non-cumulative dividend		$ 1.44
Reset premium		2.68%
Date redeemable / convertible		November 25, 2023
Convertible to		Class B – Series 45
Class B Series 44 [member] | Quarterly dividend [Member]
Disclosure of classes of share capital [line items]
Quarterly non-cumulative dividend		$ 0.303125
Class B Series 46 [member]
Disclosure of classes of share capital [line items]
Redemption amount		25.00
Quarterly non-cumulative dividend		$ 0.77
Reset premium	3.51%	3.51%
Date redeemable / convertible		May 25, 2024
Convertible to	Class B - Series 47	Class B – Series 47
Class B Series 46 [member] | Quarterly dividend [Member]
Disclosure of classes of share capital [line items]
Quarterly non-cumulative dividend		$ 0.31875